INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (96,695)	R$ (75,705)
Additions	(546,037)	(292,012)
Reversals	304,977	163,332
Write-offs	184,723	107,606
Monetary correction by Hyperinflation	(503)
Exchange rate variation	3,226	84
Ending balance	(150,309)	(96,695)
Provision For Adjustment To Realizable Value [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(31,026)	(31,155)
Additions	(343,739)	(163,274)
Reversals	304,977	163,332
Write-offs
Monetary correction by Hyperinflation	(22)
Exchange rate variation	3,139	71
Ending balance	(66,671)	(31,026)
Provision For Deterioration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(54,015)	(29,831)
Additions	(193,040)	(118,691)
Reversals
Write-offs	173,648	94,500
Monetary correction by Hyperinflation	(311)
Exchange rate variation	24	7
Ending balance	(73,694)	(54,015)
Provision For Obsolescense [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(11,654)	(14,719)
Additions	(9,258)	(10,047)
Reversals
Write-offs	11,075	13,106
Monetary correction by Hyperinflation	(170)
Exchange rate variation	63	6
Ending balance	R$ (9,944)	R$ (11,654)